UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549


                                FORM 24F-2
                     Annual Notice of Securities Sold
			   Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form. Please print or type.

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1.	Name and address of issuer:

        JPMorgan Trust I
	270 Park Avenue
	New York, New York  10017

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2.	The name of each series or class of securities for which
	this Form is filed (If the Form is being filed for all
	series and classes of securities of the issuer, check the
	box but do not list series or classes):	   [ ]


	JPMorgan Alternative Strategies Fund
	JPMorgan Disciplined Equity Fund
	JPMorgan Diversified Fund
	JPMorgan Dynamic Growth Fund
	JPMorgan Dynamic Small Cap Growth Fund
	JPMorgan Equity Focus Fund
	JPMorgan Growth and Income Fund
	JPMorgan Intrepid America Fund
	JPMorgan Intrepid Growth Fund
	JPMorgan Intrepid Multi Cap Fund
	JPMorgan Intrepid Value Fund
	JPMorgan Mid Cap Core Fund
	JPMorgan Mid Cap Equity Fund
	JPMorgan Small Cap Core Fund
	JPMorgan Small Cap Equity Fund
	JPMorgan SmartRetirement 2010 Fund
	JPMorgan SmartRetirement 2015 Fund
	JPMorgan SmartRetirement 2020 Fund
	JPMorgan SmartRetirement 2025 Fund
	JPMorgan SmartRetirement 2030 Fund
	JPMorgan SmartRetirement 2035 Fund
	JPMorgan SmartRetirement 2040 Fund
	JPMorgan SmartRetirement 2045 Fund
	JPMorgan SmartRetirement 2050 Fund
	JPMorgan SmartRetirement 2055 Fund
	JPMorgan SmartRetirement Income Fund
	JPMorgan U.S. Dynamic Plus Fund
	JPMorgan U.S. Equity Fund
	JPMorgan U.S. Large Cap Core Plus Fund
	JPMorgan U.S. Large Cap Core Plus Fund II
	JPMorgan U.S. Large Cap Value Plus Fund
	JPMorgan U.S. Research Equity Plus Fund
	JPMorgan U.S. Small Company Fund
	JPMorgan Value Advantage Fund
	JPMorgan Value Discovery Fund
	JPMorgan Access Value Balanced Fund
	JPMorgan Access Growth Fund
	JPMorgan Access Balanced Fund
	JPMorgan Access Growth Fund



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3.	Investment Company Act File Number:  811-21295

	Securities Act File Number:  333-103022

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4(a). 	Last day of fiscal year for which this form is filed:

 	June 30, 2012

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4(b). 	[ ]  Check box if this Form is being filed late (i.e.,
	     more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). 	[ ]  Check box if this is the last time the issuer will be
	     filing this Form.

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

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5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):

						$12,485,408,100
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	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:

						$8,063,850,379
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	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending
		no earlier than October 11, 1995 that were not
		previously used to reduce registration fees
		payable to the Commission:
						$ 49,073,236,294
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	(iv)	Total available redemption credits
		[add Items 5(ii) and 5(iii)]:

						-$57,137,086,673
                                        	----------------


	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:

						$  0
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	(vi)	Redemption credits available for use in future
		years -if Item 5(i) is less than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:

						($44,651,678,573)
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	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):

						x  0.0001146
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	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):

						=$ 0.00
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6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

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7.	Interest due - if this Form is being filed more than 90
	days after the end of the issuer's fiscal year
	(see Instruction D):

						+$  0
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8.	Total of the amount of the registration fee due plus any
	interest due [line 5(viii) plus line 7]:

					 	=$ 0.00
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9.	Date the registration fee and any interest payment was
	sent to the Commission's lockbox depository:Not Applicable

	Method of Delivery:Not Applicable

	[ ]	Wire Transfer
	[ ]	Mail or other means

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

				SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Jeffery A. Reedy
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		 	  Jeffery A. Reedy, Assistant Treasurer

Date: September 24, 2012
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*Please print the name and title of the signing officer below the signature.